Note 3. Related Party Transactions Not Disclosed Elsewhere.	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes
3. Related Party Transactions Not Disclosed Elsewhere

3. Related Party Transactions Not Disclosed Elsewhere

Due Related Parties: We had no related party transactions during the first quarter of 2015. Amounts due related parties totaled $0 at March 31, 2015 and $138 at December 31, 2014, respectively.

Note 3. Related Party Transactions Not Disclosed Elsewhere.

Due Related Parties: Amounts due related parties consist of corporate reinstatement and regulatory compliance expenses paid directly by a director of the company and unpaid compensation. Such items totaled $28,436 at December 31, 2013. In 2014 these advance were forgiven and resulted in a $28,436 addition to paid-in capital.